Business Combinations - Summary Of Purchase Consideration Cash Outflow (Detail) € in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Jul. 17, 2025 EUR (€)	Jul. 17, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Net outflow of cash – investing activities	€ 1,454
Intelsat Holdings S.à r.l. [Member]
Disclosure of detailed information about business combination [line items]
Cash paid	2,223 [1]	€ 2,200	$ 2.6
Cash and cash equivalents in subsidiary or businesses acquired or disposed	(769)
Net outflow of cash – investing activities	€ 1,454

[1]	At the transaction exchange rate of USD 1.1602